UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       November 30

Date of reporting period:  February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMF

Nuveen Energy MLP Total Return Fund
Portfolio of Investments	February 29, 2016 (Unaudited)

Shares/Units	Description (1)			Value

	LONG-TERM INVESTMENTS – 133.9% (100.0% of Total Investments)

	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 133.9% (100.0% of Total Investments)

	Energy Equipment & Services – 1.0% (0.7% of Total Investments)

492,836	Archrock Partners LP			$3,370,998

	Oil, Gas & Consumable Fuels – 132.9% (99.3% of Total Investments)

281,200	Alliance Holding, Inc.			3,900,244
693,830	Buckeye Partners LP			44,654,899
493,199	Crestwood Equity Partners LP			4,473,315
1,686,469	DCP Midstream Partners LP			32,734,363
474,653	Delek Logistics Partners LP			15,155,670
965,175	Enable Midstream Partners LP			5,598,015
542,049	Enbridge Energy Management LLC, (2)			9,046,798
1,104,180	Enbridge Energy Partners LP, (3)			18,307,304
1,467,329	Energy Transfer Partners LP, (3)			39,133,664
2,096,585	EnLink Midstream Partners LP			19,246,650
818,834	Enterprise Products Partnership LP, (3)			19,136,151
741,252	Genesis Energy, LP			18,983,464
379,180	Golar LNG Partners LP, (4)			5,536,028
190,075	JP Energy Partners LP			847,734
560,000	KNOT Offshore Partners LP, (4)			8,876,000
449,351	Magellan Midstream Partners LP			30,367,141
646,870	MPLX LP			16,779,808
671,895	Navios Maritime Midstream Partners LP, (4)			6,181,434
457,775	NGL Energy Partners LP			3,703,400
295,405	ONEOK Partners LP			8,681,953
74,465	PBF Logistics LP			1,303,137
1,671,668	Plains All American Pipeline LP			35,807,129
806,122	Summit Midstream Partners LP			10,173,260
232,362	Sunoco LP, (5), (6)			6,167,987
162,550	Tallgrass Energy Partners LP			5,692,501
436,835	Targa Resources Corp.			11,742,125
461,955	TC PipeLines LP			20,450,748
1,172,092	Teekay Offshore Partners LP			3,469,392
389,077	Tesoro Logistics LP			16,232,292
973,040	USD Partners LP			6,811,280
1,602,585	Williams Partners LP			31,602,976
327,922	World Point Terminals LP			4,548,278
	Total Oil, Gas & Consumable Fuels			465,345,140
	Total Long-Term Investments (cost $609,170,930)			468,716,138

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.0% (0.0% of Total Investments)

	REPURCHASE AGREEMENTS – 0.0% (0.0% of Total Investments)

$123	Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/29/16, repurchase price $122,764, collateralized by $125,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $127,656	0.030%	3/01/16	$122,764
	Total Short-Term Investments (cost $122,764)			122,764
	Total Investments (cost $609,293,694) – 133.9%			468,838,902
	Borrowings – (30.8)% (7), (8)			(107,700,000)
	Deferred Tax Liability, net – (0.1)%			(225,357)
	Other Assets Less Liabilities – (3.0)% (9)			(10,679,511)
	Net Assets – 100%			$350,234,034

Nuveen Investments	1

JMF	Nuveen Energy MLP Total Return Fund
	Portfolio of Investments (continued)	February 29, 2016 (Unaudited)

Investments in Derivatives as of February 29, 2016

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$96,375,000	Receive	1-Month USD-LIBOR-ICE	1.735%	Monthly	12/01/15	12/01/20	$(3,825,599)	$(4,451,570)
JPMorgan Chase Bank, N.A.	96,375,000	Receive	1-Month USD-LIBOR-ICE	2.188	Monthly	12/01/15	12/01/22	(6,957,789)	(7,801,837)
	$192,750,000							$(10,783,388)	$(12,253,407)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$462,548,151	$—	$6,167,987	$468,716,138

Short-Term Investments:
Repurchase Agreements	—	122,764	—	122,764

Investments in Derivatives:
Interest Rate Swaps*	—	(12,253,407)	—	(12,253,407)
Total	$462,548,151	$(12,130,643)	$6,167,987	$456,585,495
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Master Limited Partnerships & MLP Affiliates
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	(268,139)
Change in net unrealized appreciation (depreciation)	—
Purchases at cost	6,622,317
Sales at proceeds	(186,191)
Net discounts (premiums)	—
Transfers into	—
Transfers (out of)	—
Balance at the end of period	$6,167,987

2	Nuveen Investments

As of the end of the reporting period, the Master Limited Partnerships & MLP Affiliates fair valued as Level 3 were valued using a discount of 11.66% applied to the purchase price. Accordingly, a decrease in the discount would increase the fair value while an increase in the discount would result in the reduction of the fair value.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of February 29, 2016, the cost of investments (excluding investments in derivatives) was $611,774,401.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 29, 2016, were as follows:

Gross unrealized:
Appreciation	$58,735,266
Depreciation	(201,670,765)
Net unrealized appreciation (depreciation) of investments	$(142,935,499)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Distributions are paid in-kind.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Distribution designated as ordinary income which is recognized as “Dividend income” on the Statement of Operations.

(5)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Borrowings as a percentage of Total Investments is 23.0%.

(8)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $310,613,646 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	3

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2016